CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 5,016	$ 2,847
Adjustments to reconcile net income to net cash provided by operating activities:
Net security gain	(3,195)	0
Depreciation and amortization	147	164
Amortization of intangibles	49	49
Net accretion of loans and securities	(8)	(33)
Gain on sale of OREO	(4)	0
Income from investment in life insurance	(241)	(244)
Decrease (increase) in other assets	(225)	1,190
Decrease in other liabilities	(756)	(1,921)
Net cash provided by operating activities	783	2,052
INVESTING ACTIVITIES
Purchase of securities	(5,387)	(36,022)
Sale of securities	60,405	0
Maturities and calls of securities	10,693	8,815
Redemption of restricted investments in bank stock	345	423
Net decrease in loans	12,659	1,023
Proceeds from sale of foreclosed real estate	93	1
Purchase of premises and equipment	(107)	(33)
Net cash provided by (used in) investing activities	78,701	(25,793)
FINANCING ACTIVITIES
Net increase in deposits	8,762	13,941
Increase (decrease) in short-term borrowings	(29,450)	12,425
Decrease in long-term borrowings	(10,000)	0
Dividends paid	(1,488)	(1,259)
Net cash (used in) provided by financing activities	(32,176)	25,107
Increase in cash and cash equivalents	47,308	1,366
Cash and cash equivalents at beginning of year	6,460	5,594
Cash and cash equivalents at end of quarter	53,768	6,960
Cash paid during the period for:
Interest	755	1,144
Income Taxes	3,050	625
Non-cash investing activities
Transfers from loans to other real estate	$ 100	$ 0